CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Income Statement [Abstract]
Net sales	$ 12,399	$ 16,192	$ 16,358
Cost of goods sold	9,894	10,977	10,921
Gross margin	2,505	5,215	5,437
Selling, general, and administrative	659	719	707
Research and development	1,617	1,540	1,371
Restructure and asset impairments	67	3	40
Other operating (income) expense, net	(6)	(45)	232
Operating income	168	2,998	3,087
Interest income	42	35	23
Interest expense	(437)	(371)	(352)
Other non-operating income (expense), net	(54)	(53)	(25)
Income (loss) before income taxes, net income (loss) attributable to noncontrolling interests, and equity in net income (loss) of equity method investees	(281)	2,609	2,733
Income tax (provision) benefit	(19)	(157)	(128)
Equity in net income (loss) of equity method investees	25	447	474
Net income (loss)	(275)	2,899	3,079
Net income (loss) attributable to noncontrolling interests	(1)	0	(34)
Net income (loss) attributable to Micron	$ (276)	$ 2,899	$ 3,045
Earnings (loss) per share
Basic (in dollars per share)	$ (0.27)	$ 2.71	$ 2.87
Diluted (in dollars per share)	$ (0.27)	$ 2.47	$ 2.54
Number of shares used in per share calculations
Basic (in shares)	1,036	1,070	1,060
Diluted (in shares)	1,036	1,170	1,198